DESCRIPTION OF TC ENERGY'S BUSINESS	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF TC ENERGY'S BUSINESS	DESCRIPTION OF TC ENERGY'S BUSINESS
TC Energy Corporation (TC Energy or the Company) is a leading North American energy infrastructure company which operates in five business segments: Canadian Natural Gas Pipelines, U.S. Natural Gas Pipelines, Mexico Natural Gas Pipelines, Liquids Pipelines and Power and Energy Solutions. These segments offer different products and services, including certain natural gas, crude oil and electricity marketing and storage services. The Company also has a Corporate segment, consisting of corporate and administrative functions that provide governance, financing and other support to the Company's business segments.
Canadian Natural Gas Pipelines
The Canadian Natural Gas Pipelines segment primarily consists of the Company's investments in 40,792 km (25,347 miles) of regulated natural gas pipelines currently in operation.
U.S. Natural Gas Pipelines
The U.S. Natural Gas Pipelines segment primarily consists of the Company's investments in 50,164 km (31,170 miles) of regulated natural gas pipelines, 532 Bcf of regulated natural gas storage facilities and other assets currently in operation.
Mexico Natural Gas Pipelines
The Mexico Natural Gas Pipelines segment primarily consists of the Company's investments in 2,775 km (1,723 miles) of regulated natural gas pipelines currently in operation.
Liquids Pipelines
The Liquids Pipelines segment primarily consists of the Company's investments in 4,856 km (3,019 miles) of crude oil pipeline systems currently in operation which connect Alberta and U.S. crude oil supplies to U.S. refining markets in Illinois, Oklahoma and Texas.
Power and Energy Solutions
For the period ended December 31, 2022, the Power and Storage segment has been renamed the Power and Energy Solutions segment, which primarily consists of the Company's investments in approximately 4,300 MW of power generation facilities and 118 Bcf of non-regulated natural gas storage facilities. These assets are located in Alberta, Ontario, Québec and New Brunswick. In addition, TC Energy has physical and virtual power purchase agreements (PPAs) in Canada and the U.S. to buy and/or sell power from wind and solar facilities. These PPAs have the potential to be leases, derivatives or revenue arrangements depending on the contractual terms of the agreement.